Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per share attributable to common stockholders, diluted	$ (2.19)	$ (1.10)
Weighted average number of common shares outstanding, diluted	17,111,374	12,271,449